PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Current Assets
	As of December 31,
	2017	2018
	RMB	RMB
Value-added tax deductible	695,298,614	899,664,288
Refund receivable of U.S. countervailing duties (note 2x)	-	209,450,023
Receivable related to disposal of subsidiaries (note 1)	169,931,600	169,931,601
Deposit for customer duty, bidding and others	276,486,282	132,370,773
Rental deposit and prepayment	25,888,619	74,883,585
Prepayment for income tax	90,238,235	46,293,505
Prepaid insurance premium	16,388,399	34,237,367
Receivables related to discount from a supplier	15,607,413	26,497,935
Receivables related to disposal of land use right	14,571,587	25,326,877
Prepaid commission	28,551,662	8,705,847
Employee advances	10,576,736	4,721,001
Others	61,992,841	80,806,001
Receivables related to a sales leaseback transaction (note 25)	150,000,000	-
Receivables related to disposal of property, plant and equipment	111,500,000	-
Receivables of option exercised	39,685,283	-
Total	1,706,717,271	1,712,888,803